Label	Element	Value
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America®
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Intermediate Bond Fund of America®
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

4. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for IBFA is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Keep this supplement with your summary and statutory prospectuses.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)

INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,040
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class R-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,579
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class R-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,579
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class R-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,096
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class R-4
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 738
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class R-5
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 381
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 237
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,432
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,432
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 847
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.23%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,017
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,185
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	443
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	766
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,185
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,025
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class 529-F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 906
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 456
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class R-6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 318
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class R-2E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,259
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class R-5E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 505
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 318
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class 529-T
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,040
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class T
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	576
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 981
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 431
INTERMEDIATE BOND FUND OF AMERICA | Intermediate Bond Fund of America® | Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 381

[1]	Restated to reflect current fees.